LEASES - Additional information (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
LEASES
Operating lease costs	¥ 4,666,010	$ 651,350	¥ 3,175,289	¥ 3,354,147
Short-term lease	1,365,627	$ 190,634	327,812	2,683,860
Impairment loss for the ROU	¥ 0		¥ 0	¥ 0
Minimum
LEASES
Lease term	1 year	1 year
Maximum
LEASES
Lease term	50 years	50 years